Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of capital of the Company
	December 31,	December 31,
	2018	2017
	$	$
Equity attributable to owners of the Company	173,355	154,571
Loans payable	56,253	64,860
	229,608	219,431
Less: Cash and cash equivalents	(21,832)	(23,878)
	207,776	195,553